Nature of Business and Organization - Schedule of Unaudited Interim Condensed Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2026
Ohswiftwing Pte. Ltd. [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on July 21, 2025
Ownership %	100.00%
Principal of activity	Principally engaging in the provision of digital marketing services
Ohmyhome (BVI) Limited [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on July 27, 2022
Ownership %	100.00%
Principal of activity	Holding company (disposed)
Ohmyhome (S) [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company● Incorporated on June 12, 2015
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of a one-stop-shop property platform for its customers (disposed)
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore (disposed)
Ohmyhome Renovation Pte. Ltd. [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on March 5, 2020
Ownership %	100.00%
Principal of activity	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units (disposed)
Ohmyhome Insurance Pte. Ltd. [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on March 5, 2020
Ownership %	100.00%
Principal of activity	Dormant (disposed)
Cora.Pro Pte. Ltd. [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on May 31, 2020
Ownership %	100.00%
Principal of activity	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments (disposed)
DreamR Project Pte. Ltd. (formerly Ganze Pte. Ltd.) [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5, 2023
Ownership %	100.00%
Principal of activity	Principally engaged in interior decoration projects of high-end residential and commercial units (disposed)
Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”) [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Malaysia company ● Incorporated on January 17, 2019
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia (disposed)
Ohmyhome Realtors Sdn. Bhd. [Member]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements [Line Items]
Background	● A Malaysia company ● Incorporated on January 17, 2019
Ownership %	49.00%
Principal of activity	Principally engaged in the provision of brokerage service for its customers (disposed)